Summary Of Business And Significant Accounting Policies Schedule of New Accounting Pronoucments and Changes in Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The adoption of this guidance had the following impact on the Company's consolidated balance sheet:

In millions, except per share amounts	2016	2015
Reclassification from:
Deferred income tax assets	$(299)	$(312)
Other accrued liabilities	3	3
Reclassification to:
Deferred charges and other assets	48	52
Deferred income taxes	248	257